Consolidated Statement of Changes in Stockholders' Equity Deficit - USD ($)	Total	Common Stock	Additional Paid-in Capital	Additional Paid In Capital - Warrants	Accumulated Deficits
Balance at Dec. 31, 2013	$ (2,350,321)	$ 33,836	$ 1,957,574	$ 962,297	$ (5,304,028)
Balance (shares) at Dec. 31, 2013		33,835,268
Common shares issued for payment of interest	240,000	$ 5,636	$ 234,364
Common shares issued for payment of interest, shares		5,636,597
Common shares issued for services rendered	9,000	$ 255	$ 8,745
Common shares issued for services rendered, shares		255,451
Stock based compensation	27,684		$ 27,684
Net loss	(573,718)				$ (573,718)
Balance at Dec. 31, 2014	(2,647,355)	$ 39,727	$ 2,228,367	$ 962,297	$ (5,877,746)
Balance (shares) at Dec. 31, 2014		39,727,316
Common shares issued for payment of interest	$ 240,000	$ 7,707	$ 232,293
Common shares issued for payment of interest, shares		7,706,915
Common shares issued for services rendered
Common shares issued for services rendered, shares
Stock based compensation	$ 31,144		$ 31,144
Net loss	(565,941)				$ (565,941)
Balance at Dec. 31, 2015	$ (2,942,152)	$ 47,434	$ 2,491,804	$ 962,297	$ (6,443,687)
Balance (shares) at Dec. 31, 2015		47,434,231